NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST

20.     NONCONTROLLING INTEREST

	CFO Securities	Daily Growth
	Consulting	Holdings	Total
Balance as of December 31, 2008	—	—	—
Acquisition of CFO Securities Consulting (Note 3)	261,660	—	261,660
Net loss	(2,131)	—	(2,131)

Balance as of December 31, 2009	259,529	—	259,529
Acquisition of noncontrolling intetres of CFO Securities Consulting (Note 3)	(5,233)	—	(5,233)
Share-based compensation of Daily Growth Holdings (Note 14)	—	14,865	14,865
Net loss	(254,296)	(71,667)	(325,963)

Balance as of December 31, 2010	—	(56,802)	(56,802)
Share-based compensation of Daily Growth Holdings (Note 14)	—	88,940	88,940
Net loss		(137,046)	(137,046)

Balance as of December 31, 2011		(104,908)	(104,908)